Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade payables		$ 3,913	$ 3,930
Other payables		6,538	3,002
Refund liabilities		616	674
Accrued operating expenses		8,512	3,686
Deferred government grants		90	92
Total	$ 11,997	19,669	11,384	$ 12,934
Non-current
Other accruals		169	149
Deferred government grants		95	188
Deposit		113	76
Total		$ 377	$ 413